NON-CONTROLLING INTEREST	9 Months Ended
Sep. 30, 2023
Non-controlling interest

9. NON-CONTROLLING INTEREST

At September 30, 2023, the Company had an effective 99.67% (December 31, 2022 - 99.67%) interest in its subsidiary Avino Mexico and the remaining 0.33% (December 31, 2022 - 0.33%) interest represents a non-controlling interest. The accumulated deficit and current period income attributable to the non-controlling interest are insignificant and accordingly have not been presented separately in the unaudited condensed consolidated interim financial statements.